Expenses by nature (Tables)	12 Months Ended
Jun. 30, 2026
Expenses by nature
Schedule of expenses by nature
	Costs	General and administrative expenses	Selling expenses	06.30.2026
Cost of sale of goods and services	19,259	-	-	19,259
Salaries, social security costs and other personnel expenses	84,648	40,200	3,722	128,570
Depreciation and amortization	11,277	3,916	846	16,039
Fees and payments for services	8,691	12,017	1,874	22,582
Maintenance, security, cleaning, repairs and others	77,842	7,304	76	85,222
Advertising and other selling expenses	24,911	35	10,078	35,024
Taxes, rates and contributions	20,961	4,222	16,143	41,326
Director´s fees (Note 30)	-	24,430	-	24,430
Leases and service charges	5,277	792	27	6,096
Allowance for doubtful accounts, net	-	-	3,657	3,657
Other expenses	5,319	3,000	191	8,510
Total as of June 30, 2026	258,185	95,916	36,614	390,715
	Costs	General and administrative expenses	Selling expenses	06.30.2025
Cost of sale of goods and services	27,012	-	-	27,012
Salaries, social security costs and other personnel expenses	84,611	39,147	4,840	128,598
Depreciation and amortization	10,851	2,473	710	14,034
Fees and payments for services	5,641	9,856	2,163	17,660
Maintenance, security, cleaning, repairs and others	71,118	7,579	96	78,793
Advertising and other selling expenses	21,254	70	5,150	26,474
Taxes, rates and contributions	16,727	3,914	17,231	37,872
Director´s fees (Note 30)	-	24,442	-	24,442
Leases and service charges	3,859	766	43	4,668
Allowance for doubtful accounts, net	-	-	1,515	1,515
Other expenses	4,302	3,419	279	8,000
Total as of June 30, 2025	245,375	91,666	32,027	369,068
	Costs	General and administrative expenses	Selling expenses	06.30.2024
Cost of sale of goods and services	15,164	-	-	15,164
Salaries, social security costs and other personnel expenses	73,488	38,268	4,952	116,708
Depreciation and amortization	8,958	2,584	650	12,192
Fees and payments for services	5,213	12,535	3,465	21,213
Maintenance, security, cleaning, repairs and others	59,529	7,583	103	67,215
Advertising and other selling expenses	22,768	130	4,084	26,982
Taxes, rates and contributions	11,517	4,379	17,633	33,529
Director´s fees (Note 30)	-	24,945	-	24,945
Leases and service charges	2,191	782	54	3,027
Allowance for doubtful accounts, net	-	-	1,171	1,171
Other expenses	4,571	3,811	207	8,589
Total as of June 30, 2024	203,399	95,017	32,319	330,735